UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21890

Keystone Mutual Funds
(Exact name of registrant as specified in charter)

7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Address of principal executive offices) (Zip code)

Andrew Wyatt
Cornerstone Capital Management, Inc.
7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Name and address of agent for service)

(952) 224-7071
Registrant's telephone number, including area code

Date of fiscal year end: 6/30/09

Date of reporting period:  3/31/09

Item 1. Schedule of Investments.

	Keystone Mutual Funds
	Schedule of Investments (Unaudited)		March 31, 2009

	Security Description	Shares	Value
	COMMON STOCKS - 97.9%
	Consumer Merchandising - 11.5%
	Guess?, Inc.	79,564	$1,677,209
	Kohl's Corp. *	34,605	1,464,484
	Lowe's Companies, Inc.	65,897	1,202,620
	Nike, Inc.	32,975	1,546,198
	Target Corp.	88,408	3,040,351
	Walt Disney Co.	41,103	746,430
			9,677,292
	Consumer Staples - 6.0%
	Church & Dwight Co., Inc.	13,935	727,825
	Coca-Cola Co.	31,970	1,405,081
	Colgate-Palmolive Company	25,079	1,479,159
	Kroger Co.	21,031	446,278
	Wal-Mart Stores, Inc.	18,716	975,104
			5,033,447
	Energy - 8.5%
	Exxon Mobil Corp.	24,938	1,698,278
	Hess Corporation	27,827	1,508,223
	National Oilwell Varco, Inc. *	21,385	613,963
	Petrohawk Energy Corp. *	97,432	1,873,618
	Schlumberger Limited ^	35,145	1,427,590
			7,121,672
	Financial Institutions - 7.9%
	Endurance Specialty Holdings Ltd. ^	22,159	552,646
	Goldman Sachs Group, Inc.	29,198	3,095,572
	IntercontinentalExchange, Inc. *	23,958	1,784,152
	W.R. Berkley Corp.	7,516	169,486
	Wells Fargo & Co.	74,242	1,057,206
			6,659,062
	Health Care Products - 14.2%
	Abbott Laboratories	53,739	2,563,350
	Celgene Corp. *	63,214	2,806,702
	Gilead Sciences, Inc. *	51,520	2,386,406
	Medtronic, Inc.	46,243	1,362,781
	Teva Pharmaceutical Industries Ltd. ADR	63,012	2,838,691
			11,957,930
	Industrials - 8.7%
	ABB Ltd. ADR	158,238	2,205,838
	Deere & Co.	42,332	1,391,453
	Fluor Corp.	34,587	1,194,981
	Union Pacific Corp.	60,946	2,505,490
			7,297,762
	Materials - 2.5%
	Monsanto Co.	25,765	2,141,071

	Technology Services - 18.0%
	Broadcom Corp. *	60,163	1,202,057
	First Solar, Inc. *	10,038	1,332,043
	Google, Inc. *	9,243	3,217,119
	Mastercard, Inc.	12,667	2,121,469
	Qualcomm, Inc.	101,577	3,952,361
	The Western Union Company	263,621	3,313,716
			15,138,765
	Technology Software - 19.0%
	Adobe Systems, Inc. *	76,126	1,628,335
	Apple Computer, Inc. *	38,915	4,090,745
	Corning, Inc.	181,216	2,404,736
	Hewlett-Packard Co.	136,839	4,387,058
	Oracle Corporation *	194,272	3,510,495
			16,021,369
	Utilities - 1.6%
	FPL Group, Inc.	26,387	1,338,612
	TOTAL COMMON STOCKS (Cost $94,492,472)		82,386,982

	MUTUAL FUND INVESTMENTS - 3.7%
	AIM STIT-STIC Prime Portfolio	3,087,705	3,087,705
	TOTAL MUTUAL FUND INVESTMENTS (Cost $3,087,705)		3,087,705

	Total Investments (Cost $97,580,177) - 101.6%		85,474,687
	Liabilities in Excess of Other Assets - (1.6)%		(1,338,058)
	TOTAL NET ASSETS - 100.0%		$84,136,629

ADR	American Depository Receipt
*	Non Income Producing Security
^	Foreign Issued Security (traded on U.S. Exchange)

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Large Cap Growth Fund
Cost of Investments	$ 97,727,367

Gross unrealized appreciation	2,807,850
Gross unrealized depreciation	(15,060,530)
Net unrealized appreciation	$ (12,252,680)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The following tables provide the fair value measurements of applicable Portfolio assets by level within the fair value hierarchy for each Portfolio as of March 31, 2009.  These assets are measured on a recurring basis.

Fair Value Measurements at Reporting Date Using
Quoted Prices in
		Active markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
	3/31/2009	(Level 1)	(Level 2)	(Level 3)

Investments	$85,474,687	$85,474,687	$ —	$ —

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keystone Mutual Funds

By (Signature and Title)      /s/ Andrew S. Wyatt
Andrew S. Wyatt, President

Date   4/24/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Andrew S. Wyatt
Andrew S. Wyatt, President

Date    4/24/09

By (Signature and Title)    /s/ Michael P. Eckert
Michael P. Eckert, Treasurer

Date   4/24/09